Unaudited Condensed Consolidated Balance Sheets (USD $)	Nov. 30, 2013	Aug. 31, 2013
Current Assets:
Cash and cash equivalents	$ 94,143	$ 39,456
Accounts receivable (net of allowance of $3,000)	127,782	108,319
Inventory	31,271	31,271
Prepaid expenses and other current assets	31,368	39,176
Total current assets	284,564	218,222
Property and equipment (net of accumulated depreciation of $11,820 and $8,916)	46,279	78,533
Deposits and other assets	10,050	10,050
Goodwill	1,696,425	1,696,425
Patents, registrations (net of amortization of $93,389 and $91,859)	29,090	30,620
Total assets	2,066,408	2,033,850
Current liabilities:
Convertible notes payable (net of discount of $20,959 and $0)	348,446	360,025
Notes payable	315,115	138,494
Notes payable - related parties	51,600	56,200
Accounts payable and other accrued expenses	786,712	895,664
Accrued interest payable	140,568	66,969
Accrued interest payable - related parties	3,986	65,743
Total current liabilities	1,646,427	1,583,095
Long-term liabilities:
Notes payable	798,738	811,500
Convertible notes payable - related parties
Total long-term liabilities	798,738	811,500
Total liabilities	2,445,165	2,394,595
Stockholders' Deficit:
Common stock, par value $.001 per share; 200,000,000 shares authorized; 81,087,422 and 74,587,422 shares issued and outstanding at November 30, 2013 and August 31, 2013, respectively	81,087	74,587
Additional paid-in capital	46,788,149	58,560,265
Accumulated deficit prior to reentering development stage	(47,248,181)	(58,992,296)
Noncontrolling interest		(3,489)
Total stockholders' deficit	(378,757)	(360,745)
Total liabilities and stockholders' deficit	2,066,408	2,033,850
Series A Preferred Stock
Stockholders' Deficit:
Preferred stock	129	129
Series D Preferred Stock
Stockholders' Deficit:
Preferred stock	$ 59	$ 59